EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic EPS was calculated by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted EPS was calculated by dividing income available to common shareholders by the weighted average number of shares of common stock outstanding plus additional common shares that could be issued in connection with stock-based compensation.

The following table is a reconciliation of the share amounts (in thousands) used in computing basic and diluted EPS for 2025, 2024 and 2023:

	2025	2024	2023
Common shares outstanding	46,346	48,303	53,062
Unallocated ESOP shares	—	(18)	(196)
Non-vested restricted stock	(1,593)	(2,336)	(3,111)
Impact of weighted average shares	601	1,624	2,356
Weighted average shares outstanding - basic	45,354	47,573	52,111
Incremental shares from stock based compensation	1,331	2,095	2,501
Weighted average shares outstanding - diluted	46,685	49,668	54,612

Shares of the ESOP that have been allocated to employee accounts are treated as outstanding in determining earnings per share.